ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary of accrued expenses and other current liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables and Accruals [Abstract]
Salary and welfare payable		¥ 507,867		¥ 127,032
Accrued marketing expense		366,426		0
Refund liability	[1]	120,709		54,567
Other accrued expense		118,002		26,163
Payable for investments and acquisitions		102,606		0
Other tax payable		93,902		10,700
Others		4,441		6,869
Payable to third-parties		1,549		3,422
Accrued expenses and other current liabilities		¥ 1,315,502	$ 201,610	¥ 228,753

[1]	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.